Summary of Significant Accounting Policies (Details 3)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Period-end spot rate	$ 1	$ 1	$ 1
Average rate	$ 1	$ 1	$ 1
CNY [Member]
Period-end spot rate	6.9680	6.8776	6.5074
Average rate	6.9088	6.6163	6.7578
IDR [Member]
Period-end spot rate	13,864.71
Average rate	14,142.41